UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _____ to _____

Date of Report (Date of earliest event reported)______________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ___________________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001944183

SAFCO Auto Depositor, LLC1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): N/A

Central Index Key Number of underwriter (if applicable): N/A

Jason Person, (800) 836-0226

Name and telephone number, including area code, of the person to contact in connection with this filing

[1]	SAFCO Auto Depositor, LLC is filing this Form ABS 15G on its own behalf and on behalf of its affiliate SAFCO Auto Receivables Trust 2024-1, as issuer.

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an independent accountants’ report on applying agreed-upon procedures, dated December 22, 2023, of KPMG US LLP, obtained by the issuer, which report sets forth the procedures and findings with respect to certain agreed-upon procedures performed by KPMG US LLP pertaining to the issuer’s Series 2024-1 Automobile Receivables-Backed Notes.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SAFCO Auto Depositor, LLC
(Depositor)

By:	/s/ Jason Person
Name: Jason Person
Title: Chief Financial Officer

Date: January 4, 2024

EXHIBIT INDEX

Exhibit 99.1	Independent Accountants’ Agreed-Upon Procedures Report, dated December 22, 2023 of KPMG US LLP.